REAL ESTATE INVESTMENTS, NET - Asset Concentration (Q2) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Real Estate [Line Items]
Total Investment in Real Estate Property, Net	$ 219,865,354		$ 219,865,354		$ 224,648,345	$ 135,235,616
Costco
Real Estate [Line Items]
Percent of total	11.80%	0.00%	11.70%	0.00%
Costco | Assets
Real Estate [Line Items]
Total Investment in Real Estate Property, Net	$ 29,326,096		$ 29,326,096		$ 29,974,716	$ 0
Percent of total			11.70%		11.90%	0.00%
AvAir, Chandler, AZ | Assets
Real Estate [Line Items]
Total Investment in Real Estate Property, Net	$ 26,287,873		$ 26,287,873		$ 26,634,909
Percent of total			10.50%		10.60%